Debt - Narrative (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 15, 2025	Oct. 18, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 13, 2024	Dec. 13, 2023	May 31, 2020	Jun. 30, 2018
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Interest	$ 1,703,000
Common stock, par or stated value per share (in dollars per share)			$ 0.001		$ 0.001
Gain on embedded derivative			$ 2,143,000	$ 9,249,000
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount							$ 65,000,000
Debt instrument, cash interest rate							5.00%
Debt instrument, paid in kind interest rate							5.00%
Paid-in-Kind notes issued	$ 1,703,000		5,012,000		$ 3,309,000
Debt Issuance Costs, Net							$ 116,000
Debt instrument, initial conversion rate per principal amount							$ 1,000
Debt instrument, initial conversion rate per principal amount, percentage							115.00%
Debt instrument, initial conversion price						$ 1.214	$ 2.023
Common stock, par or stated value per share (in dollars per share)							$ 0.001
Derivative, underlying investment, fair value							$ 14,740,000
Gain on embedded derivative			2,143,000	9,249,000
Revolver | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 35,000,000
Revolver amendment fee and expense			0	77,000
Revolver | Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit, Current			8,000,000		11,000,000
Debt instrument, unused borrowing capacity, amount			$ 12,437,000		8,608,000
Revolver | Revolver | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin percentage			0.90%
Revolver | Revolver | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin percentage			2.30%
Revolver | Revolver | Revolving Credit Facility | 30 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration			30 days
Revolver | Revolver | Revolving Credit Facility | 90 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration			90 days
Revolver | Revolver | Revolving Credit Facility | 180 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration			180 days
Revolver | Revolver | Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.50%
Revolver | Revolver | Revolving Credit Facility | Prime Rate or Federal Funds Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.50%
Revolver | Revolver | Revolving Credit Facility | 6.42% Annual Interest Rate
Debt Instrument [Line Items]
Line of Credit, Current			$ 2,000,000
Line of credit facility, interest rate during period			6.42%
Revolver | Revolver | Revolving Credit Facility | 6.43% Annual Interest Rate
Debt Instrument [Line Items]
Line of Credit, Current			$ 2,000,000
Line of credit facility, interest rate during period			6.43%
Revolver | Revolver | Revolving Credit Facility | 6.46% Annual Interest Rate
Debt Instrument [Line Items]
Line of Credit, Current			$ 2,000,000
Line of credit facility, interest rate during period			6.46%
Revolver | Revolver | Revolving Credit Facility | 6.56% Annual Interest Rate
Debt Instrument [Line Items]
Line of Credit, Current			$ 2,000,000
Line of credit facility, interest rate during period			6.56%
Revolver | Revolver | Revolving Credit Facility | 6.73% Annual Interest Rate
Debt Instrument [Line Items]
Line of Credit, Current					$ 3,000,000
Line of credit facility, interest rate during period					6.73%
Revolver | Revolver | Revolving Credit Facility | 7.62% Annual Interest Rate
Debt Instrument [Line Items]
Line of Credit, Current					$ 3,000,000
Line of credit facility, interest rate during period					7.62%
Revolver | Revolver | Revolving Credit Facility | 7.67% Annual Interest Rate
Debt Instrument [Line Items]
Line of Credit, Current					$ 3,000,000
Line of credit facility, interest rate during period					7.67%
Revolver | Revolver | Revolving Credit Facility | 7.17% Annual Interest Rate
Debt Instrument [Line Items]
Line of Credit, Current					$ 2,000,000
Line of credit facility, interest rate during period					7.17%
The Credit Facility Maturing On March 2024 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									74,000,000
The Credit Facility Maturing On January 2028 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 50,000,000
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Debt instrument, face amount								$ 5,396,000
Debt instrument, interest rate, stated percentage								1.00%
Debt Instrument, Decrease, Forgiveness		$ 4,923,000
Repayments of debt			$ 83,000	$ 97,000